Franked Investment Income Group Litigation order - additional information (Details) - FII GLO £ in Millions	6 Months Ended		12 Months Ended						24 Months Ended	48 Months Ended
	Jun. 30, 2024 GBP (£) CorporateGroup	Jun. 30, 2023 GBP (£)	Dec. 31, 2027 GBP (£)	Dec. 31, 2026 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2020 trial	Dec. 31, 2015 GBP (£) payment	Dec. 31, 2023 GBP (£)	Dec. 31, 2027 GBP (£)
Gains Losses On Litigation Settlements [Line Items]
Number of corporate groups in FII GLO | CorporateGroup	16
Number of trials | trial							2
Litigation settlement amount, applying prudential judgement	£ 300
Litigation settlement amount received								£ 1,200
Number of payments | payment								2
Tax amount on litigation settlement deduction amount								£ 300
Litigation settlement amount received after tax	900
Interest related to FII GLO	£ 31	£ 28
Settlement payments									£ 50
Forecast
Gains Losses On Litigation Settlements [Line Items]
Settlement payments			£ 43	£ 222	£ 479	£ 50				£ 800